STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Research and development	$ 6,444,000	$ 12,652,000	$ 12,652,000	$ 14,157,000
General and administrative	11,027,000	1,686,000	1,686,000	1,885,000
Total operating expenses	17,471,000		14,338,000	16,042,000
Loss from operations	(17,471,000)	(14,338,000)	(14,338,000)	(16,042,000)
Other expense:
Interest expense, net	350,000	110,000	110,000	76,000
Gain on extinguishment	(91,000)
Total other expense, net	259,000	110,000	110,000	155,000
Net loss	$ (17,730,000)	$ (14,448,000)	$ (14,448,000)	$ (16,197,000)
Net loss per share - basic and diluted (in dollars per share)	$ (0.94)	$ (18.26)	$ (18.26)	$ (4.06)
Weighted-average number of common shares used in net loss per share-basic and diluted (in shares)	11,179,756	926,597	926,597	1,697,044